EMPLOYEE AND DIRECTOR BENEFITS, Stock Option Awards (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options, outstanding, shares [Roll Forward]
Outstanding, beginning of period (in shares)	151,173
Exercised (in shares)	(3,107)
Expired (in shares)	(12,500)
Forfeited (in shares)	0
Granted (in shares)	0
Outstanding, end of period (in shares)	135,566	151,173
Exercisable, end of period (in shares)	135,566
Options, outstanding, weighted average exercise price [Rollforward]
Outstanding, beginning of period (in dollars per share)	$ 4.54
Exercised (in dollars per share)	4.84
Expired (in dollars per share)	12.06
Forfeited (in dollars per share)	0
Granted (in dollars per share)	0
Outstanding, end of period (in dollars per share)	3.83	$ 4.54
Exercisable, end of period (in dollars per share)	$ 3.83
Options, weighted average remaining contractual term [Abstract]
Outstanding, end of period	4 years 8 months 16 days	5 years 3 months 7 days
Options, aggregate intrinsic value [Abstract]
Outstanding, end of period	$ 507,779
Exercisable, end of period	507,779
Options, additional disclosures [Abstract]
Fair value of options vested	$ 3	$ 37
Number of options vested (in shares)	958
Number of options granted (in shares)	0
Unrecognized compensation cost related to non-vested options granted	$ 0